Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Cash and cash equivalents	$ 184,225	[1]	$ 146,852	[1]	$ 216,671
Restricted cash	1,274		100,475		1,875
Total cash, cash equivalents and restricted cash	$ 185,499		$ 247,327		$ 218,546

[1]	At September 30, 2025, the balance sheet includes cash of $194, securities and other investments owned, at fair value of $666, prepaid and other expenses of $3,795, accrued expenses and other liabilities of $10 and noncontrolling interest of $4,643 of consolidated variable interest entities (Note 2 (o)).